Basis of Presentation and Significant Accounting Policies - Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Schedule Of Accounts Receivables [Line Items]
Balance at Beginning of Year	$ 160	$ 315	$ 1,036
Charge to Expense	173	249	201
Foreign Exchange Impact			(72)
Recoveries	5	6	40
Write-Offs	(57)	(410)	(890)
Balance at End of Year	$ 281	$ 160	$ 315